Note 20 - Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	Years ended December 31
	2025	2024
Short-term benefits provided to executives (a)	$1,453	$1,306
Directors’ fees paid to non-executive directors	251	161
Share-based payments	594	724
Total	$2,298	$2,191